Loss Per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss Per Common Share
Net loss	$ 6,649,493	$ (1,528,012)	$ (1,100,748)	$ (6,182,224)	$ (7,923,607)	$ (3,323,081)
Basic weighted average common shares	15,377,636	11,363,636	14,388,625	10,135,506	10,675,765	3,250,980
Diluted weighted average common shares	15,767,353	11,363,636	14,388,625	10,135,506	10,675,765	3,250,980
Basic net loss per common share	$ 0.43	$ (0.13)	$ (0.08)	$ (0.61)	$ (0.74)	$ (1.02)
Diluted net loss per common share	$ 0.42	$ (0.13)	$ (0.08)	$ (0.61)	$ (0.74)	$ (1.02)